SAFE Liabilities - Additional information (Details) - USD ($)					3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 11, 2020	Feb. 04, 2020	Aug. 18, 2017	Jul. 13, 2017	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
SAFE Liabilities [Line Items]
Issuance of common stock					$ 1,566,097	$ 203,438	$ 3,972,589	$ 7,633,045	$ 834,993
Percentage Of Discount Of Future Issuance Of Preferred Stock						20.00%
Outstanding balance of SAFE liability										$ 2,236,953
Repayments of Simple Agreement for Future Equity Note									607,176
Conversion of SAFE to Series A preferred stock									$ 200,000
Conversion of SAFE to Series A preferred stock (in shares)									25,674
Revenues								0	$ 904,000
Emergent
SAFE Liabilities [Line Items]
Issuance of common stock (in shares)	256,740
Issuance of common stock	$ 400,000
Amount Of Purchase Order For Services To be Rendered	500,000	$ 300,000
Amount Receivable From Party Reduced Under SAFE		500,000
Outstanding Balance From Party To be receivable		1,610,000
SAFE amount forgiven	104,000
Amount of expected profit margin	$ 500,000
Share issue price	$ 1.56
Payment Made Under SAFE	$ 220,000
Debt Instrument, Face Amount	387,000
10Clouds
SAFE Liabilities [Line Items]
Issuance of common stock		$ 200,000
Amount Of Purchase Order For Services To be Rendered	$ 500,000
Trusted Mail
SAFE Liabilities [Line Items]
Non cash interest expense of SAFE Liability								$ 0	0
Ownership interest acquired by investor								15.00%
Trusted Mail
SAFE Liabilities [Line Items]
Issuance of common stock			$ 100,000
Amount Received From Investor For Future Issuance Of Preferred Stock			$ 100,000
Percentage Of Discount Of Future Issuance Of Preferred Stock			20.00%
Outstanding Period For SAFE Liability For Issuance Of Stock At Discount			2 years
Outstanding balance of SAFE liability								$ 0	0
Fair Market value of Put Right								0	0
Common Stock Purchase Agreement | Trusted Mail
SAFE Liabilities [Line Items]
Issuance of common stock (in shares)				150
Issuance of common stock				$ 1,500
Percentage Of Shares Issued From Authorized Share Capital				15.00%
Emergent and Tripartite Agreement
SAFE Liabilities [Line Items]
Issuance of common stock								2,110,000
Valuation of cap amount								$ 20,000,000.00
Put Options Period From Agreement Date								18 months
Amount Raised Under Qualified Equity Financing								$ 7,000,000.00
Emergent and Tripartite Agreement | Emergent
SAFE Liabilities [Line Items]
Cost of services provided									780,000
Revenues									$ 904,000